Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Additional Information (Detail) $ in Millions		12 Months Ended
	Jan. 01, 2018 MXN ($)	Dec. 31, 2018 MXN ($) Segment	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Apr. 09, 2019	Dec. 31, 2018 USD ($)
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Impairment on trade receivables	$ 2,400,783,000
Impairment losses that impacted the carrying amount of debt instruments at fair value through OCI	$ 0
Cumulative index		184.255
Percentage of annual basis index		48.00%
Closing exchange rate		0.5221				0.5221
Cumulative translation (loss) gain		$ (137,598,218,000)	$ (73,261,794,000)			$ (6,990)
Impairment losses on goodwill		0	0	$ 0
Borrowing costs capitalised		2,020,288,000	2,875,034,000	2,861,307,000
Impairment losses		0	0	0
Impairment losses on intangibles		$ 0	0	0
Description of estimation of impairment cash-generating unit		In the estimation of impairments, the Company uses the strategic plans established for the separate cash-generating units to which the assets are assigned. Such strategic plans generally cover a period from 3 to 5 years. For longer periods, beginning in the fifth year, projections are based on such strategic plans while applying a constant or declining expected perpetual growth rate.
Percentage of sensitivity analysis for increase in capital expenditures		5.00%
Adjustments of sensitivity analysis long-life assets		$ 1,558,823,000
Increase in weighted average cost of capital basis		0.50%
Adjustments for assumption of weighted average cost of capital		$ 1,135,854,000
Monthly contributions to pension fund		17.50%
Percentage of employee profit sharing based on individual company taxable income		10.00%
Advertising expenses		$ 26,255,952,000	28,718,563,000	$ 28,180,538,000
Increase (decrease) in interest expense		$ 638,922,453,000	$ 697,884,899,000
Concentration risk percentage		10.00%				10.00%
Number of segments | Segment		0
Foreign subsidiaries [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Consolidated operating revenues		73.00%	74.00%	72.00%
Percentage of operating revenue as percentage of total assets		80.00%	81.00%
Cost of sales [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Employee benefits expense		$ 47,671,143,000	$ 48,696,331,000	$ 46,759,415,000
Commercial, administrative and general expenses [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Employee benefits expense		$ 67,936,876,000	$ 66,920,537,000	$ 63,691,855,000
Interest rate risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Increase in basis points		1.00%
Increase in net interest expense		$ 32,136,984,000
Increase (decrease) in interest expense		$ (31,773,439,000)
Currency risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Fluctuation in exchange rates		5.00%				5.00%
Increase (decrease) in interest expense		$ 638,922,453,000
Increase (decrease) through changes in foreign exchange rates, regulatory deferral account credit balances		3,165,958,000
Increase (decrease) through changes in discount rates, regulatory deferral account credit balances		$ (10,940,798,000)
Increase/(decrease) in exchange rates		5.00%
Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Term of selling equipment under financing model		12 months
Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Term of selling equipment under financing model		36 months
U.S.A. [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate					18.9701
Argentina [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate		0.5221	1.0610			0.5221
Argentina [member] | Impact of application of hyperinflation adjustments in 2018 [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative inflation percentage		100.00%
Cumulative inflation period		3 years
U.S.A. [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate		19.6829	19.7867			19.6829
Cumulative translation adjustment [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative translation (loss) gain		$ (53,357,300,000)	$ 7,866,158,000
Licenses and rights of use [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Intangibles useful life		Licenses are amortized when the Company does not have a basis to conclude that they are indefinite lived. Licenses are amortized using the straight-line method over a period ranging from 3 to 30 years, which represents the usage period of the assets.
Licenses and rights of use [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives		3 years
Licenses and rights of use [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives		30 years
Trademarks [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives		1 year
Trademarks [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives		10 years
Customer relationships [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Intangibles useful life		Amortized on a 5 year period.
Estimated useful lives		5 years